Income Taxes (Details)	12 Months Ended
Mar. 31, 2026
Singapore [Member]
Income Taxes [Line Items]
Corporate tax rate	17.00%
Malaysia [Member]
Income Taxes [Line Items]
Corporate tax rate	24.00%